Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest costs [abstract]
Interest on debts and borrowings	$ 344,568	$ 427,052	$ 407,732
Amortization of debt and borrowing transaction costs	31,722	38,393	34,639
Interest for lease liabilities	21,068	22,533	11,792
Capitalized interest	(20,525)	(10,913)	(17,699)
Loss on early extinguishment of debt	0	48,114	0
Bank fees and other	3,653	2,882	2,474
Total interest expense	$ 380,486	$ 528,061	$ 438,938